Exploration and evaluation assets and mining data	6 Months Ended
Jun. 30, 2026
Exploration and Evaluation Assets and Mining Data [Abstract]
Exploration and evaluation assets and mining data
13. Exploration and evaluation assets and mining data

	Exploration and evaluation assets	Mining data	Total
	$	$	$
Cost
As at January 1, 2025	104,831,388	12,746,135	117,577,523
Additions	23,409,073	-	23,409,073
As at December 31, 2025	128,240,461	12,746,135	140,986,596

Cost
As at January 1, 2026	128,240,461	12,746,135	140,986,596
Additions	20,096,042	-	20,096,042
As at June 30, 2026	148,336,503	12,746,135	161,082,638
All of our exploration and evaluation assets and mining data relate to the Kabanga Nickel Project in Tanzania.
The capitalization of exploration and evaluation costs is based on the reasonable prospect that the Kabanga Nickel Project can be developed into a profitable mining operation. It assumes that the exploration and evaluation expenditure and study work relating to a mineral resource within a valid license area could result in cash inflows over time, either through sale or development. Exploration and evaluation expenditures are recognized and measured at cost and the related assets are classified as intangible assets.
An exploration and evaluation asset shall no longer be classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Lifezone considers this threshold achieved once a FID is made.
Where Lifezone is unsuccessful in acquiring or being granted a tenement area, any such costs are immediately expensed. All costs incurred prior to securing the legal right to undertake exploration activities on a project are written off as incurred.
Additions during the period are capitalized exploration and evaluation costs linked to the Kabanga Nickel Project in Tanzania. Technical and administrative overheads incurred in connection with exploration and evaluation activities are capitalized as exploration and evaluation assets.
During the six months ended June 30, 2026, $13,753,103 (six months ended June 30, 2025: $8,756,349) of the gross total general and administrative expenses was capitalized to exploration and evaluation assets as part of the Kabanga Nickel Project.
Exploration and evaluation assets include borrowing costs on the senior secured bridge loan facility capitalized during the six months ended June 30, 2026 of $2,918,133 (six months ended June 30, 2025: $nil). These costs relate to the senior secured bridge loan facility that has been entered into to fund the development of the Kabanga Nickel Project. Refer to Note 19.2 for further details. Interest income of $155,907 (six months ended June 30, 2025: $nil) on cash held at banks resulting from drawings under the senior secured bridge loan facility has been offset against the capitalized borrowing costs.